Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of financial position relating to leases

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2023	2022	2021
Right-of-use assets
Buildings	$16,798	$10,867	$9,688
Vehicles	3,191	1,835	1,664
Equipment	160	196	230
	$20,149	$12,897	$11,583

Lease liabilities
Current	$4,646	$3,417	$3,509
Non-current	15,354	9,009	7,956
	$20,000	$12,426	$11,465

Schedule of maturity analysis of the lease liabilities

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$4,286	$8,136	$5,754	$1,824	$20,000	$20,000

Schedule of total lease liabilities recognized in our statement of financial position

	Year Ended
	December 31,
In thousands of $	2023	2022	2021
Depreciation charges
Buildings	$2,839	$2,179	$2,714
Vehicles	971	735	651
Equipment	36	35	34
	$3,846	$2,949	$3,399

Interest expense (included in finance cost)	$693	$1,343	$412
Expense relating to short-term leases	1,517	732	212
Expense relating to leases of low-value assets that are not shown above as short-term leases	40	21	7